Operating Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table discloses operating revenues by contract type for the three and six months ended June 30, 2025 and 2024:

	Three months ended June 30, 2024	Three months ended June 30, 2025	Six months ended June 30, 2024	Six months ended June 30, 2025
	(in thousands)
Time charters	$86,278	$91,510	$175,367	$178,693
Voyage charters	45,323	25,695	77,254	78,414
Operating revenues from Unigas Pool	15,075	12,430	28,210	23,934
Total operating revenues	$146,676	$129,635	$280,831	$281,041

Schedules of Cash Flows for Committed Time Charter Revenues	The estimated undiscounted cash flows for committed time charter revenue that are expected to be received on an annual basis for ongoing time charters, as of June 30, 2025, are as follows:

(in thousands of U.S. dollars)
Within 1 year	$234,706
In the second year	$68,812
In the third year	$17,593